Condensed Consolidated Statements of Changes in Redeemable Noncontrolling Interest, Convertible Preferred Shares, and Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Noncontrolling interest	Class A Ordinary Shares Recapitalization	Class A Ordinary Shares Private Placement		Class A Ordinary Shares License agreement with Lilly	Class A Ordinary Shares		Additional Paid-in Capital Private Placement	Additional Paid-in Capital Pre-Funded Warrants	Additional Paid-in Capital License agreement with Lilly	Additional Paid-in Capital	Accumulated Deficit Recapitalization	Accumulated Deficit	Redeemable Noncontrolling Interest Recapitalization	Redeemable Noncontrolling Interest	Convertible Preferred Shares Recapitalization		Convertible Preferred Shares		Recapitalization	Private Placement	Pre-Funded Warrants	License agreement with Lilly	Total
Balance (Shares) at Jan. 17, 2022							0												0
Balance at Jan. 17, 2022		$ 0					$ 0	[1]				$ 0		$ 0		$ 0			$ 0	[1]					$ 0
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares for cash	[1]																		$ 10,000
Issuance of Series A-1 convertible preferred shares for cash (in Shares)																			10,808,332
Issuance of subsidiary redeemable preferred shares for license																4,943									4,943
Issuance of Series A-1 convertible preferred shares as license compensation	[1]																		$ 2,500
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)																			2,702,083
Accretion of redeemable noncontrolling interest to redemption value												334		6,318		(6,652)									6,652
Exercise of stock options, net of forfeited shares (in Shares)							279,612
Net loss														(25,738)		(1,595)									$ (25,738)
Balance at Dec. 31, 2022															$ 10,000	10,000	$ 12,500	[1]	$ 12,500	[1],[2]
Balance (Shares) at Dec. 31, 2022																	125,000		13,510,415						13,510,415
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense												334													$ 334
Issuance of shares (in shares)							108
Net loss														(25,738)		(1,595)									(25,738)
Accretion of redeemable noncontrolling interest to redemption value												(334)		(6,318)		6,652									$ (6,652)
Ending Balance (in Shares) at Dec. 31, 2022			3,548				279,720																		279,720
Balance at Dec. 31, 2022													$ (32,056)	(32,056)							$ (32,056)				$ (32,056)
Convertible Preferred Shares
Recapitalization, net of forfeited shares																	13,385,415
Balance after recapitalization (in shares)																			13,510,415
Recapitalization			276,172
Issuance of Series A-1 convertible preferred shares as license compensation	[2]																		$ 2,186
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)																			267,939
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination							$ (2)	[2]				(14,684)							$ (14,686)	[2]					(14,686)
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination (in shares)							(13,778,354)												(13,778,354)
Accretion of redeemable noncontrolling interest to redemption value														203		203									203
Net loss														(9,592)		(203)									(9,592)
Balance at Mar. 31, 2023																10,000
Increase (Decrease) in Stockholders' Deficit
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination							$ 2	[2]				14,684							$ 14,686	[2]					14,686
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination (in shares)							13,778,354												13,778,354
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares, net of $4.0 million of transaction costs							$ 1	[2]				48,350													48,351
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares (in shares)							12,444,081
Issuance of Class A Ordinary Shares to settle research and development license consideration liability												4,488													4,488
Issuance of Class A Ordinary Shares to settle research and development license consideration liability (in shares)							550,000
Reclassification of public warrant liability to equity												2,001													2,001
Share-based compensation expense												180													180
Net loss														(9,592)		(203)									(9,592)
Accretion of redeemable noncontrolling interest to redemption value														(203)		(203)									(203)
Ending Balance (in Shares) at Mar. 31, 2023							27,052,155
Balance at Mar. 31, 2023							$ 3	[2]				69,703		(41,851)											$ 27,855
Balance (Shares) at Dec. 31, 2022																	125,000		13,510,415						13,510,415
Balance at Dec. 31, 2022															$ 10,000	10,000	$ 12,500	[1]	$ 12,500	[1],[2]
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares as license compensation	[1]																		$ 2,186
Issuance of Series A-1 convertible preferred shares as license compensation (in shares)																			267,939
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination							$ (2)	[1]				(14,684)							$ 14,686	[1]					$ (14,686)
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination (in shares)							(13,778,354)												13,778,354
Accretion of redeemable noncontrolling interest to redemption value												7,017		203		(7,220)									7,220
Stone Peach Call Right issued to noncontrolling interest		1,541																							1,541
Deemed contribution from redeemable noncontrolling interest												9,212				(9,212)									9,212
Deemed dividend to redeemable noncontrolling interest														(10,875)		10,875									(10,875)
Net loss														(60,360)		(203)									$ (60,360)
Balance at Dec. 31, 2023																18,680
Balance (Shares) at Dec. 31, 2023																									0
Beginning Balance (in shares) at Dec. 31, 2022			3,548				279,720																		279,720
Balance at Dec. 31, 2022													$ (32,056)	(32,056)							$ (32,056)				$ (32,056)
Increase (Decrease) in Stockholders' Deficit
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination							$ 2	[1]				14,684							$ (14,686)	[1]					14,686
Conversion of Series A-1 convertible preferred shares to Class A Ordinary Shares in connection with Business Combination (in shares)							13,778,354												(13,778,354)
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares, net of $4.0 million of transaction costs							$ 1	[1]				48,350													48,351
Issuance of Class A Ordinary Shares in connection with Business Combination, including PIPE Investment, Forward Purchase Investment, and Backstop Shares (in shares)							12,444,081
Issuance of Class A Ordinary Shares to settle research and development license consideration liability												4,488													4,488
Issuance of Class A Ordinary Shares to settle research and development license consideration liability (in shares)							550,000																	33
Reclassification of public warrant liability to equity												2,001													2,001
Share-based compensation expense												13,059													13,059
Issuance of restricted share awards (in shares)							499,993
Issuance of shares (in shares)				15,041,530		1,000,000
Issuance of shares				$ 1	[1]				$ 54,133	$ 16,070	$ 7,840											$ 54,134	$ 16,070	$ 7,840
Net loss														(60,360)		(203)									(60,360)
Accretion of redeemable noncontrolling interest to redemption value												(7,017)		(203)		7,220									$ (7,220)
Ending Balance (in Shares) at Dec. 31, 2023							43,593,678																		43,593,678
Balance at Dec. 31, 2023		1,541					$ 4	[1],[2]				162,820		(103,494)											$ 60,871
Convertible Preferred Shares
Adjustment of redeemable noncontrolling interest from redemption value to carrying value												7,017				(7,017)									7,017
Net loss														(7,747)											(7,747)
Balance at Mar. 31, 2024																11,663
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense												2,409													2,409
Net loss														(7,747)											(7,747)
Adjustment of redeemable noncontrolling interest from redemption value to carrying value												7,017				$ (7,017)									$ 7,017
Ending Balance (in Shares) at Mar. 31, 2024							43,593,678																		43,593,678
Balance at Mar. 31, 2024		$ 1,541					$ 4	[2]				$ 172,246		$ (111,241)											$ 62,550

[1]	The Company’s convertible preferred shares and Class A Ordinary Shares prior to the closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 108.083 established in the Business Combination Agreement as described in Note 3
[2]	The Company’s convertible preferred shares and Class A Ordinary Shares prior to the closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 108.083 established in the Business Combination Agreement as described in Note